RELATED PARTIES - Purchases and Trade Payables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Purchases	$ 1,151	$ 1,092	$ 1,116
Trade payables	272	251
Tameh | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases	171	273	344
Trade payables	37	22
Global Chartering Limited | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases	138	0	0
Trade payables	8	12
Calvert | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases	124	127	107
Trade payables	9	41
Baffinland | Associate
Disclosure of transactions between related parties [line items]
Purchases	64	16	28
Trade payables	52	1
Aperam | Other
Disclosure of transactions between related parties [line items]
Purchases	56	47	85
Trade payables	8	7
CFL Cargo | Associate
Disclosure of transactions between related parties [line items]
Purchases	54	63	59
Trade payables	16	17
Exeltium | Associate
Disclosure of transactions between related parties [line items]
Purchases	50	52	54
Trade payables	12	0
Baycoat | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases	46	47	43
Trade payables	7	8
Sitrel | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases	29	49	41
Trade payables	0	1
Gonvarri Steel Industries | Associate
Disclosure of transactions between related parties [line items]
Purchases	19	22	35
Trade payables	17	15
Al Jubail | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases	16	53	42
Trade payables	7	4
Other | Other
Disclosure of transactions between related parties [line items]
Purchases	384	343	$ 278
Trade payables	$ 99	$ 123